STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activity during the year ended December 31, 2023:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2022	26,334	$707.63	6.53	$-
Granted	555,000	1.17	-	-
Exercised	-	-	-	-
Expired / Forfeited	(20)	770.40	-	-
Outstanding at December 31, 2023	581,314	33.15	9.57	-
Exercisable at December 31, 2023	579,733	31.89	9.57	-
Vested and expected to vest	581,314	33.15	9.57	-

SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

	December 31, 2023	December 31, 2022
Exercise price	$1.13 - 1.18	$103.20 - 1,507.20
Expected stock price volatility	106.77% - 106.82%	76.61% - 95.87%
Expected term (years)	5.00	5.19-10.00
Risk-free interest rate	4.62% - 4.89%	1.52% - 3.14%
Expected dividend yield	0%	0%

SCHEDULE OF RESTRICTED STOCK UNITS

The following table summarizes the Company’s restricted stock units activity during the year ended December 31, 2023:

	Restricted Stock Units	Weighted average fair value
Outstanding at December 31, 2022	1,003	$120.02
Granted	60,000	1.13
Released	(61,001)	3.07
Cancelled	(2)	386.40
Outstanding at December 31, 2023	-	$-

SCHEDULE OF COMMON STOCK FUTURE ISSUANCE

The following shares of common stock are reserved for future issuance:

December 31, 2023
Awards outstanding under the 2021 Omnibus Incentive Plan	581,314
Awards available for future grant under 2021 Omnibus Incentive Plan	2,112
Warrants outstanding	8,475,033
Total shares of common stock reserved for future issuance	9,058,459